Document and Entity Information	Nov. 02, 2018
Risk/Return:
Document Type	497
Document Period End Date	Nov. 02, 2018
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Nov. 02, 2018
Document Effective Date	Nov. 02, 2018
Prospectus Date	Aug. 01, 2018
Entity Inv Company Type	N-1A
KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF
Risk/Return:
Trading Symbol	KCNY